IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION
Please add the following to the Statement of Additional Information under the section entitled “Investment Risks.”
“LIBOR Risk
Certain derivatives or debt securities, or other financial instruments in which the Fund may invest, as well as the Fund’s committed, revolving line of credit agreement, utilize or may utilize in the future the London Interbank Offered Rate (LIBOR) as the reference or benchmark rate for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. It is quoted in multiple currencies and tenors using data reported by a panel of private-sector banks. Following allegations of rate manipulation in 2012 and concerns regarding its thin liquidity, the use of LIBOR came under increasing pressure, and in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This may cause LIBOR to cease to be published. LIBOR panel banks have agreed to submit quotations to LIBOR through the end of 2021. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Regulators have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear.
While it is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, neither the effect of the transition process nor the viability of such measures is known. While market participants have begun transitioning away from LIBOR, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks. The effectiveness of multiple alternative reference rates as opposed to one primary reference rate has not been determined. The effectiveness of alternative reference rates used in new or existing financial instruments and products has also not yet been determined. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate, including securities and other financial instruments held by the Fund. Further, the utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the Fund’s performance.”
The Federated Hermes Funds include the following registrants and all of the share classes of the listed portfolios:
FEDERATED HERMES ADJUSTABLE RATE SECURITIES TRUST
Federated Hermes Adjustable Rate Fund
FEDERATED HERMES ADVISER SERIES
Federated Hermes Global Equity Fund
Federated Hermes Global Small Cap Fund
Federated Hermes International Developed Equity Fund
Federated Hermes MDT Large Cap Value Fund
Federated Hermes SDG Engagement Equity Fund
Federated Hermes SDG Engagement High Yield Credit Fund
FEDERATED HERMES EQUITY FUNDS
Federated Hermes Clover Small Value Fund
Federated Hermes Global Strategic Value Dividend Fund
Federated Hermes International Strategic Value Dividend Fund
Federated Hermes Kaufmann Fund
Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Kaufmann Small Cap Fund
Federated Hermes MDT Mid Cap Growth Fund
Federated Hermes Prudent Bear Fund
Federated Hermes Strategic Value Dividend Fund
FEDERATED HERMES EQUITY INCOME FUND, INC.
FEDERATED HERMES FIXED INCOME SECURITIES, INC.
Federated Hermes Municipal Ultrashort Fund
Federated Hermes Strategic Income Fund
FEDERATED HERMES GLOBAL ALLOCATION FUND

FEDERATED HERMES HIGH YIELD TRUST
Federated Hermes Equity Advantage Fund
Federated Hermes Income Securities Trust
Federated Hermes Capital Income Fund
Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Real Return Bond Fund
FEDERATED HERMES INDEX TRUST
Federated Hermes Max-Cap Index Fund
Federated Hermes Mid-Cap Index Fund
FEDERATED HERMES INSTITUTIONAL TRUST
Federated Hermes Institutional High Yield Bond Fund
Federated Hermes Short-Intermediate Total Return Bond Fund
Federated Hermes International Series, Inc.
Federated Hermes Global Total Return Bond Fund
Federated Hermes Investment Series Funds, Inc.
Federated Hermes Corporate Bond Fund
Federated Hermes Managed Pool Series
Federated Hermes International Bond Strategy Portfolio
Federated Hermes International Dividend Strategy Portfolio
FEDERATED HERMES MDT SERIES
Federated Hermes MDT All Cap Core Fund
Federated Hermes MDT Balanced Fund
Federated Hermes MDT Large Cap Growth Fund
Federated Hermes MDT Small Cap Core Fund
Federated Hermes MDT Small Cap Growth Fund
FEDERATED HERMES MUNICIPAL SECURITIES INCOME TRUST
Federated Municipal High Yield Advantage Fund
FEDERATED HERMES SHORT-INTERMEDIATE DURATION MUNCIPAL TRUST
Federated Hermes Short-Intermediate Municipal Fund
Federated Hermes Total Return Series, Inc.
Federated Hermes Select Total Return Bond Fund
Federated Hermes Total Return Bond Fund
Federated Hermes Ultrashort Bond Fund
Federated Hermes World Investment Series, Inc.
Federated Hermes Emerging Market Debt Fund
Federated Hermes International Leaders Fund
Federated Hermes International Small-Mid Company Fund
July 31, 2020
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455142 (7/20)
© [Year] Federated Hermes, Inc.